ACCOUNTS RECEIVABLE, NET - Schedule of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
ACCOUNTS RECEIVABLE, NET
Balance at beginning of year	$ 2,953	$ 2,890
Addition		102
Reverse	(3)	(244)
Write off		133
Exchange rate adjustment	(67)	(15)
Balance at end of period	$ 2,883	$ 2,866